Right-of-use assets and lease liabilities - Right-Of-Use Assets per Category (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 192.7	€ 164.8
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	148.9	149.7
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	5.1	6.7
Equipment
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	0.0	0.0
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	38.0	7.5
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 0.7	€ 0.9